UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bull Path Capital Management LLC
Address: 150 E. 52nd St,
         31st Floor
         New York, New York  10022

13F File Number:  28-11556

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Spector
Title:     Principal
Phone:     212-520-2570

Signature, Place, and Date of Signing:

     Richard Spector     New York, NY/USA     July 25, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     41

Form13F Information Table Value Total:     $520,918 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108     9287   188000 SH       Sole                   188000        0        0
AFFILIATED MANAGERS GROUP      COM              008252108    16237   126100 SH       Sole                   126100        0        0
ALLIANCEBERNSTEIN HOLDING LP   UNIT LTD PARTN   01881G106    11797   135452 SH       Sole                   135452        0        0
AMERICAN TOWER CORP            CL A             029912201    28444   677243 SH       Sole                   677243        0        0
AMERIGROUP CORP                COM              03073T102    14754   619900 SH       Sole                   619900        0        0
BALL CORP                      COM              058498106    13111   246582 SH       Sole                   246582        0        0
BALLY TECHNOLOGIES INC         COM              05874B107    12240   463300 SH       Sole                   463300        0        0
BOYD GAMING CORP               COM              103304101    18368   373413 SH       Sole                   373413        0        0
CARROLS RESTAURANT GROUP INC   COM              14574X104    12208   800549 SH       Sole                   800549        0        0
COMCAST CORP NEW               CL A             20030N101    30105  1070599 SH       Sole                  1070599        0        0
CROWN CASTLE INTL CORP         COM              228227104    15666   431934 SH       Sole                   431934        0        0
DIRECTV GROUP INC              COM              25459L106     9318   403200 SH       Sole                   403200        0        0
DOMINOS PIZZA INC              COM              25754A201    14000   766300 SH       Sole                   766300        0        0
ENSCO INTL INC                 COM              26874Q100     6540   107200 SH       Sole                   107200        0        0
EQUINIX INC                    COM NEW          29444U502     8980    98178 SH       Sole                    98178        0        0
FORTRESS INVESTMENT GROUP LL   CL A             34958B106     6193   260000 SH       Sole                   260000        0        0
FRANKLIN RES INC               COM              354613101    12417    93737 SH       Sole                    93737        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104    12355    57000 SH       Sole                    57000        0        0
GRANT PRIDECO INC              COM              38821G101     7251   134700 SH       Sole                   134700        0        0
GREENHILL & CO INC             COM              395259104     8362   121700 SH       Sole                   121700        0        0
HUMANA INC                     COM              444859102    16508   271026 SH       Sole                   271026        0        0
INTUIT                         COM              461202103    31205  1037400 SH       Sole                  1037400        0        0
KINDRED HEALTHCARE INC         COM              494580103     7603   247500 SH       Sole                   247500        0        0
LEAP WIRELESS INTL INC         COM NEW          521863308    15244   180400 SH       Sole                   180400        0        0
MARINEMAX INC                  COM              567908108      501    25000 SH       Sole                    25000        0        0
METROPCS COMMUNICATIONS INC    COM              591708102    12902   390500 SH       Sole                   390500        0        0
METROPOLITAN HEALTH NETWORKS   COM              592142103     2223  1242135 SH       Sole                  1242135        0        0
MULTIMEDIA GAMES INC           COM              625453105     2949   231149 SH       Sole                   231149        0        0
NEUSTAR INC                    CL A             64126X201    31221  1077700 SH       Sole                  1077700        0        0
PACTIV CORP                    COM              695257105    15074   472700 SH       Sole                   472700        0        0
PATTERSON UTI ENERGY INC       COM              703481101     6136   234100 SH       Sole                   234100        0        0
PENN NATL GAMING INC           COM              707569109    29227   486387 SH       Sole                   486387        0        0
PROTECTIVE LIFE CORP           COM              743674103    11967   250296 SH       Sole                   250296        0        0
PRUDENTIAL FINL INC            COM              744320102     2227    22900 SH       Sole                    22900        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    16734   498182 SH       Sole                   498182        0        0
SCHLUMBERGER LTD               COM              806857108     9781   115150 SH       Sole                   115150        0        0
SIRIUS SATELLITE RADIO INC     COM              82966U103    16009  5300900 SH       Sole                  5300900        0        0
SKILLED HEALTHCARE GROUP INC   CL A             83066R107     6209   400300 SH       Sole                   400300        0        0
SUN HEALTHCARE GROUP INC       COM NEW          866933401      341    23541 SH       Sole                    23541        0        0
UNIVERSAL AMERN FINL CORP      COM              913377107     6972   327629 SH       Sole                   327629        0        0
WADDELL & REED FINL INC        CL A             930059100    12252   471066 SH       Sole                   471066        0        0